Net fee and commission income	6 Months Ended
Jun. 30, 2021
Fee and commission income (expense) [abstract]
Net fee and commission income	Net fee and commission income
Fee and commission income is disaggregated below and includes a total for fees in scope of IFRS 15, Revenue from Contracts with Customers:

	Barclays UK	Barclays International	Head Office	Total
Half year ended 30.06.21	£m	£m	£m	£m
Fee type
Transactional	408	1,181	—	1,589
Advisory	83	459	1	543
Brokerage and execution	109	553	—	662
Underwriting and syndication	—	1,715	—	1,715
Other	35	73	3	111
Total revenue from contracts with customers	635	3,981	4	4,620
Other non-contract fee income	—	62	—	62
Fee and commission income	635	4,043	4	4,682
Fee and commission expense	(108)	(861)	(7)	(976)
Net fee and commission income	527	3,182	(3)	3,706

	Barclays UK	Barclays International	Head Office	Total
Half year ended 30.06.20	£m	£m	£m	£m
Fee type
Transactional	386	1,157	—	1,543
Advisory	79	306	1	386
Brokerage and execution	102	685	—	787
Underwriting and syndication	—	1,468	—	1,468
Other	38	115	2	155
Total revenue from contracts with customers	605	3,731	3	4,339
Other non-contract fee income	—	60	—	60
Fee and commission income	605	3,791	3	4,399
Fee and commission expense	(148)	(940)	(2)	(1,090)
Net fee and commission income	457	2,851	1	3,309
Transactional fees are service charges on deposit accounts, cash management services and transactional processing fees. These include interchange and merchant fee income generated from credit and bank card usage.
Advisory fees are generated from wealth management services and investment banking advisory services related to mergers, acquisitions and financial restructurings.
Brokerage and execution fees are earned for executing client transactions with various exchanges and over-the-counter markets and assisting clients in clearing transactions.
Underwriting and syndication fees are earned for the distribution of client equity or debt securities and the arrangement and administration of a loan syndication. These include commitment fees to provide loan financing.